INCOME TAX - Income taxes paid (net of refunds received) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax paid (refund received)
Total cash taxes paid	$ 4.5	$ 3.7	$ 2.0
Finland
Income tax paid (refund received)
Foreign taxes	1.8
Israel
Income tax paid (refund received)
Foreign taxes	1.5
Other foreign jurisdictions
Income tax paid (refund received)
Foreign taxes	$ 1.2